Remuneration of senior management and non-executive directors (Tables)	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Remuneration of directors and senior management
Remuneration of directors

			$ million
	2022	2021	2020
Total for all directors
Emoluments	8	9	6
Amounts received under incentive schemes[a]	13	4	14
Total	21	13	20
[a]Excludes amounts relating to past directors.
Remuneration of directors and senior management

			$ million
	2022	2021	2020
Total for all senior management and non-executive directors
Short-term employee benefits	31	30	17
Pensions and other post-retirement benefits	—	1	2
Share-based payments	31	32	52
Termination benefits	—	—	8
Total	62	63	79